FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured on Recurring Basis
The following tables set forth the recurring assets and liabilities that are accounted for at fair value by level within the fair value hierarchy:

	December 31, 2025				December 31, 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets	(In millions)
Derivative assets FTRs (1)	$—	$—	$21	$21	$—	$—	$7	$7
Equity securities	2	—	—	2	2	—	—	2
U.S. state debt securities (2)	—	280	—	280	—	276	—	276
Cash, cash equivalents and restricted cash (3)	99	—	—	99	154	—	—	154
Other (4)	—	56	—	56	—	45	—	45

Total assets	$101	$336	$21	$458	$156	$321	$7	$484

Liabilities
Derivative liabilities FTRs (1)	$—	$—	$(1)	$(1)	$—	$—	$—	$—

Total liabilities	$—	$—	$(1)	$(1)	$—	$—	$—	$—

Net assets (liabilities)	$101	$336	$20	$457	$156	$321	$7	$484

(1)	Contracts are subject to regulatory accounting treatment and changes in market values do not impact earnings.
(2)	Related to JCP&L’s investments held in the spent nuclear fuel disposal trusts, see below.
(3)
Restricted cash of $42 million and $43 million as of December 31, 2025 and 2024, respectively, primarily relates to cash collected from MP, PE and the Ohio Companies’ customers that is specifically used to service debt of their respective funding companies. See Note 11., “Capitalization,” of the Combined Notes to Financial Statements of the Registrants for additional information.

(4)	Primarily consists of short-term investments, of which $17 million and $6 million as of December 31, 2025, and December 31, 2024, respectively, are held by JCP&L.

Schedule of Amortized Cost Basis, Unrealized Gains and Losses and Fair Values of Investments in Available-for-sale Securities
The following table summarizes the amortized cost basis, unrealized gains, unrealized losses and fair values of investments held in nuclear fuel disposal trusts as of December 31, 2025 and 2024:

	December 31, 2025 (1)				December 31, 2024 (2)
	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
	(In millions)
Debt securities	$290	$2	$(12)	$280	$299	$—	$(23)	$276

(1)	Excludes short-term cash investments of $17 million as of December 31, 2025.
(2)	Excludes short-term cash investments of $6 million as of December 31, 2024.

Schedule of Proceeds from the Sale of Investments in Available-for-sale Debt Securities
Proceeds from the sale of investments in AFS debt securities, realized gains and losses on those sales and interest and dividend income for the years ended December 31, 2025, 2024 and 2023, were as follows for the Registrants:

	For the Years Ended December 31,
	2025	2024	2023
	(In millions)
Sale Proceeds	$102	$121	$38
Realized Gains	1	—	—
Realized Losses	(12)	(15)	(3)
Interest and Dividend Income	13	13	12

Schedule of Fair Value and Related Carrying Amounts of Long-term Debt

The following table provides the approximate fair value and related carrying amounts of long-term debt, which excludes finance lease obligations and net unamortized debt issuance costs, unamortized fair value adjustments, premiums and discounts as of December 31, 2025 and 2024:

	As of December 31
FirstEnergy	2025	2024
	(In millions)
Carrying Value	$26,390	$23,594
Fair Value	$25,756	$22,128

	As of December 31
JCP&L	2025	2024
	(In millions)
Carrying Value	$3,050	$2,350
Fair Value	$3,059	$2,284